Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Schedule Of Components Of Income Tax Expense Benefit
(In thousands)	2019	2018	2017
Current income tax (benefit) expense:
Puerto Rico	$2,251	$126,700	$17,356
Federal and States	3,598	6,841	6,046
Subtotal	5,849	133,541	23,402
Deferred income tax expense (benefit):
Puerto Rico	123,337	(62,601)	31,132
Federal and States	17,995	20,953	7,938
Adjustment for enacted changes in income tax laws	-	27,686	168,358
Subtotal	141,332	(13,962)	207,428
Total income tax expense	$147,181	$119,579	$230,830

Components of Deferred Tax Assets and Liabilities
	December 31, 2019
(In thousands)	PR	US	Total
Deferred tax assets:
Tax credits available for carryforward	$2,368	$5,269	$7,637
Net operating loss and other carryforward available	112,803	716,796	829,599
Postretirement and pension benefits	82,623	-	82,623
Deferred loan origination fees	2,519	(2,759)	(240)
Allowance for loan losses	405,475	10,981	416,456
Accelerated depreciation	3,439	4,914	8,353
FDIC-assisted transaction	82,684	-	82,684
Intercompany deferred gains	1,604	-	1,604
Lease liability	22,694	23,387	46,081
Difference in outside basis from pass-through entities	21,670	-	21,670
Other temporary differences	26,554	7,460	34,014
Total gross deferred tax assets	764,433	766,048	1,530,481
Deferred tax liabilities:
Indefinite-lived intangibles	37,411	36,058	73,469
Unrealized net gain (loss) on trading and available-for-sale securities	15,635	432	16,067
Right of use assets	20,598	21,430	42,028
Other temporary differences	12,778	1,179	13,957
Total gross deferred tax liabilities	86,422	59,099	145,521
Valuation allowance	100,175	399,800	499,975
Net deferred tax asset	$577,836	$307,149	$884,985

	December 31, 2018
(In thousands)	PR	US	Total
Deferred tax assets:
Tax credits available for carryforward	$15,900	$7,757	$23,657
Net operating loss and other carryforward available	116,154	720,933	837,087
Postretirement and pension benefits	83,390	-	83,390
Deferred loan origination fees	3,216	(1,280)	1,936
Allowance for loan losses	516,643	18,612	535,255
Deferred gains	-	2,551	2,551
Accelerated depreciation	1,963	5,786	7,749
FDIC-assisted transaction	95,851	-	95,851
Intercompany deferred gains	1,518	-	1,518
Difference in outside basis from pass-through entities	20,209	-	20,209
Other temporary differences	24,957	7,522	32,479
Total gross deferred tax assets	879,801	761,881	1,641,682
Deferred tax liabilities:
Indefinite-lived intangibles	34,081	39,597	73,678
Unrealized net gain (loss) on trading and available-for-sale securities	23,823	(12,783)	11,040
Other temporary differences	10,579	1,109	11,688
Total gross deferred tax liabilities	68,483	27,923	96,406
Valuation allowance	89,852	406,455	496,307
Net deferred tax asset	$721,466	$327,503	$1,048,969

Summary Of Operating Loss Carryforwards Text Block
(In thousands)
2020	$492
2021	16
2022	396
2024	9,181
2025	13,516
2026	13,403
2027	22,343
2028	324,569
2029	110,075
2030	100,017
2031	94,332
2032	16,801
2033	2,945
2034	81,253
2037	7,489
2038	1,642
2039	2,104
$800,574

Reconciliation of Unrecognized Tax Benefits
(In millions)
Balance at January 1, 2018	$7.3
Additions for tax positions related to 2018	1.1
Reduction as a result of lapse of statute of limitations	(1.2)
Balance at December 31, 2018	$7.2
Additions for tax positions related to prior years [1]	9.1
Balance at December 31, 2019	$16.3
[1]

The Corporation recorded a deferred tax asset of $8.7 million associated with the unrecognized tax benefit. Since the uncertainty of the tax position is related to the timing of the tax benefit, it met the more likely than not standard of ASC 740-10-25-6.

PUERTO RICO
Differences Between Income Tax Expense (Benefit) Applicable to Income Before Income Taxes and Amount Computed by Applying the Statutory Tax Rate in Puerto Rico
	2019		2018		2017
(In thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$306,869	38%	$287,717	39%	$132,020	39%
Benefit of net tax exempt interest income	(145,597)	(18)	(97,199)	(13)	(76,815)	(23)
Effect of income subject to preferential tax rate[1]	(9,562)	(1)	(111,738)	(15)	(13,104)	(4)
Deferred tax asset valuation allowance	16,992	2	27,336	4	20,882	6
Difference in tax rates due to multiple jurisdictions	(12,888)	(2)	(16,324)	(3)	(2,217)	(1)
Adjustment in net deferred tax due to change in the applicable tax rate	(6,559)	(1)	27,686	4	168,358	50
Unrecognized tax benefits	-	-	(1,621)	-	(1,185)	-
State and local taxes	4,749	1	8,772	1	4,123	1
Others	(6,823)	(1)	(5,050)	(1)	(1,232)	-
Income tax expense	$147,181	18%	$119,579	16%	$230,830	68%
[1] For the year ended December 31,2018, includes the impact of the Tax Closing Agreement entered into in connection with the Westernbank FDIC-assisted Transaction.